Commitments and contingencies	9 Months Ended
Sep. 30, 2017
Disclosure Text Block [Abstract]
Commitments Disclosure [Text Block]
16	Commitments and contingencies

As at September 30, 2017, the Company had the following commitments:

	Total	Less than 1 year	1 - 2 years	Thereafter
Accounts payable and accrued liabilities	$188	$188	$-	$-
Lease commitments	594	105	233	256
	$782	$293	$233	$256

Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note 9).